Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, and as a “smaller reporting company” as defined by the Regulation S-K, we provide the following disclosure regarding executive compensation and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.
PAY VERSUS PERFORMANCE
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based on TSR(4)	Net Income ($MM)
2025	$2,506,043	$3,538,403	$881,733	$1,458,180	$144.73	$15.63
2024	$2,972,189	$2,649,877	$492,676	$404,050	$92.88	$7.00
2023	$2,439,408	$2,394,368	$676,259	$661,802	$108.26	$6.02

(1)
The Principal Executive Officer (“PEO”) in fiscal 2023, fiscal 2024 and fiscal 2025 is Shahram Askarpour. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2025 is Mr. Jeffrey DiGiovanni. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2024 is Mr. Jeffrey DiGiovanni, Mr. Michael Linacre and Mr. Relland Winand. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2023 is Michael Linacre.
(2)
The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions for the PEO and NEOs set forth below. Amounts excluded, which are set forth in the Exclusion of Stock Awards columns below, represent the Stock Awards amounts from the applicable Summary Compensation Table. Amounts included in the Inclusion of Equity Values column below are the aggregate of the following components, as applicable: the fair value as of the end of the fiscal year of unvested equity awards granted in that year; the change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year; and the change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year, less the fair value at the end of the prior year of awards granted prior to the year that failed to meet applicable vesting conditions during the year. Equity values are calculated in accordance with FASB ASC Topic 718.

(4)
Dollar values assume $100 was invested in the Company for the cumulative periods from September 30, 2022 to September 30, 2025 for fiscal 2025, Dollar values assume $100 was invested in the Company for the cumulative periods from September 30, 2021 to September 30, 2024 for fiscal 2024, and from September 30, 2021 to September 30,2023 for fiscal 2023 respectively and assumes reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

ADJUSTMENTS MADE TO DETERMINE COMPENSATION ACTUALLY PAID
		FY 2025	FY 2024	FY 2023
Summary Compensation Table Total	PEO	$2,506,043	2,972,189	2,439,408
	Average Non-PEO NEOs	$881,733	492,676	676,259
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	PEO	$1,216,293	879,018	1,671,000
	Average Non-PEO NEOs	$267,483	233,331	161,258
Fair value as of the end of the covered year of awards granted during year that remain unvested as of year-end	PEO	$1,790,449	505,456	689,560
	Average Non-PEO NEOs	$314,450	140,203	154,923
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO	$361,711	—	—
	Average Non-PEO NEOs	$464,756	—	(6,092)
Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO	$—	51,250	936,400
	Average Non-PEO NEOs	$—	5,751	—
Increase/Deduction for change in fair value from prior year-end to vesting date of awards granted prior to that year that vested during year	PEO	$96,493	—	—
	Average Non-PEO NEOs	$64,724	(44)	(2,030)
Deduction for fair value of awards granted prior to year that were forfeited during year	PEO	$—	—	—
	Average Non-PEO NEOs	$—	(1,205)	—
Compensation Actually Paid	PEO	$3,538,403	2,649,877	2,394,368
	Average Non-PEO NEOs	$1,458,180	404,050	661,802

Named Executive Officers, Footnote
(1)
The Principal Executive Officer (“PEO”) in fiscal 2023, fiscal 2024 and fiscal 2025 is Shahram Askarpour. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2025 is Mr. Jeffrey DiGiovanni. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2024 is Mr. Jeffrey DiGiovanni, Mr. Michael Linacre and Mr. Relland Winand. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2023 is Michael Linacre.

PEO Total Compensation Amount	$ 2,506,043	$ 2,972,189	$ 2,439,408
PEO Actually Paid Compensation Amount	$ 3,538,403	2,649,877	2,394,368
Adjustment To PEO Compensation, Footnote
(1)
The Principal Executive Officer (“PEO”) in fiscal 2023, fiscal 2024 and fiscal 2025 is Shahram Askarpour. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2025 is Mr. Jeffrey DiGiovanni. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2024 is Mr. Jeffrey DiGiovanni, Mr. Michael Linacre and Mr. Relland Winand. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2023 is Michael Linacre.
ADJUSTMENTS MADE TO DETERMINE COMPENSATION ACTUALLY PAID
		FY 2025	FY 2024	FY 2023
Summary Compensation Table Total	PEO	$2,506,043	2,972,189	2,439,408
	Average Non-PEO NEOs	$881,733	492,676	676,259
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	PEO	$1,216,293	879,018	1,671,000
	Average Non-PEO NEOs	$267,483	233,331	161,258
Fair value as of the end of the covered year of awards granted during year that remain unvested as of year-end	PEO	$1,790,449	505,456	689,560
	Average Non-PEO NEOs	$314,450	140,203	154,923
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO	$361,711	—	—
	Average Non-PEO NEOs	$464,756	—	(6,092)
Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO	$—	51,250	936,400
	Average Non-PEO NEOs	$—	5,751	—
Increase/Deduction for change in fair value from prior year-end to vesting date of awards granted prior to that year that vested during year	PEO	$96,493	—	—
	Average Non-PEO NEOs	$64,724	(44)	(2,030)
Deduction for fair value of awards granted prior to year that were forfeited during year	PEO	$—	—	—
	Average Non-PEO NEOs	$—	(1,205)	—
Compensation Actually Paid	PEO	$3,538,403	2,649,877	2,394,368
	Average Non-PEO NEOs	$1,458,180	404,050	661,802

Non-PEO NEO Average Total Compensation Amount	$ 881,733	492,676	676,259
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,458,180	404,050	661,802
Adjustment to Non-PEO NEO Compensation Footnote
(1)
The Principal Executive Officer (“PEO”) in fiscal 2023, fiscal 2024 and fiscal 2025 is Shahram Askarpour. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2025 is Mr. Jeffrey DiGiovanni. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2024 is Mr. Jeffrey DiGiovanni, Mr. Michael Linacre and Mr. Relland Winand. The Non-PEO NEOs for whom the average compensation is presented in this table for fiscal 2023 is Michael Linacre.
ADJUSTMENTS MADE TO DETERMINE COMPENSATION ACTUALLY PAID
		FY 2025	FY 2024	FY 2023
Summary Compensation Table Total	PEO	$2,506,043	2,972,189	2,439,408
	Average Non-PEO NEOs	$881,733	492,676	676,259
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	PEO	$1,216,293	879,018	1,671,000
	Average Non-PEO NEOs	$267,483	233,331	161,258
Fair value as of the end of the covered year of awards granted during year that remain unvested as of year-end	PEO	$1,790,449	505,456	689,560
	Average Non-PEO NEOs	$314,450	140,203	154,923
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO	$361,711	—	—
	Average Non-PEO NEOs	$464,756	—	(6,092)
Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO	$—	51,250	936,400
	Average Non-PEO NEOs	$—	5,751	—
Increase/Deduction for change in fair value from prior year-end to vesting date of awards granted prior to that year that vested during year	PEO	$96,493	—	—
	Average Non-PEO NEOs	$64,724	(44)	(2,030)
Deduction for fair value of awards granted prior to year that were forfeited during year	PEO	$—	—	—
	Average Non-PEO NEOs	$—	(1,205)	—
Compensation Actually Paid	PEO	$3,538,403	2,649,877	2,394,368
	Average Non-PEO NEOs	$1,458,180	404,050	661,802

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 144.73	92.88	108.26
Net Income (Loss)	$ 15,630,000	7,000,000	6,020,000.00
PEO Name	Shahram Askarpour
Equity Awards Adjustments, Footnote
ADJUSTMENTS MADE TO DETERMINE COMPENSATION ACTUALLY PAID
		FY 2025	FY 2024	FY 2023
Summary Compensation Table Total	PEO	$2,506,043	2,972,189	2,439,408
	Average Non-PEO NEOs	$881,733	492,676	676,259
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	PEO	$1,216,293	879,018	1,671,000
	Average Non-PEO NEOs	$267,483	233,331	161,258
Fair value as of the end of the covered year of awards granted during year that remain unvested as of year-end	PEO	$1,790,449	505,456	689,560
	Average Non-PEO NEOs	$314,450	140,203	154,923
Increase/Deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO	$361,711	—	—
	Average Non-PEO NEOs	$464,756	—	(6,092)
Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO	$—	51,250	936,400
	Average Non-PEO NEOs	$—	5,751	—
Increase/Deduction for change in fair value from prior year-end to vesting date of awards granted prior to that year that vested during year	PEO	$96,493	—	—
	Average Non-PEO NEOs	$64,724	(44)	(2,030)
Deduction for fair value of awards granted prior to year that were forfeited during year	PEO	$—	—	—
	Average Non-PEO NEOs	$—	(1,205)	—
Compensation Actually Paid	PEO	$3,538,403	2,649,877	2,394,368
	Average Non-PEO NEOs	$1,458,180	404,050	661,802

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,216,293)	(879,018)	(1,671,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,790,449	505,456	689,560
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	361,711
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		51,250	936,400
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,493
PEO | Fair Value At The End Of The Prior Year Of Equity Awards Forfeited In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(267,483)	(233,331)	(161,258)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,450	140,203	154,923
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	464,756		(6,092)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,751
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,724	(44)	(2,030)
Non-PEO NEO | Fair Value At The End Of The Prior Year Of Equity Awards Forfeited In The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,205)